BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATION	BUSINESS COMBINATION
On July 15, 2020, DMSH consummated the business combination with Leo pursuant to the Business Combination Agreement (the “Business Combination Agreement”), by and among Leo, DMSH, Blocker, Prism Data, LLC, a Delaware limited liability company (“Prism”), CEP V-A DMS AIV Limited Partnership, a Delaware limited partnership (“Clairvest Direct Seller”) and related entities (the “Sellers”).
In connection with the consummation of the Business Combination, the following occurred:
•Leo was domesticated and continues as a Delaware corporation, changing its name to “Digital Media Solutions, Inc.”
•The Company was organized into an umbrella partnership-C corporation (or “Up-C”) structure, in which substantially all of the assets and business of the Company are held by DMSH and continue to operate through the subsidiaries of DMSH, and the Company’s sole material assets are the equity interests of DMSH indirectly held by it.
•DMS Inc. consummated the PIPE investment with certain qualified institutional buyers and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors collectively subscribed for 10,424,282 shares of Class A Common Stock for an aggregate purchase price of $100.0 million.
•DMS Inc. purchased all of the issued and outstanding common stock of Blocker and a portion of the units of DMSH held by Prism and Clairvest Direct Seller. Those DMSH membership interests were then immediately contributed to the capital of Blocker in exchange for aggregate consideration to the Sellers of $57.3 million in cash, 25,857,070 shares of Class B common stock, 2.0 million warrants to purchase Class A Common Stock, and 17,937,954 shares of Class C common stock. Refer to Note 10. Equity for a description of the Company’s common stock.
•The Sellers amended and restated the limited liability company agreement of DMSH (the “Amended Partnership Agreement”), to, among other things: (i) recapitalize DMSH such that, as of immediately following the consummation of the Business Combination, Prism and Clairvest Direct Seller collectively own 25,857,070 of DMSH Units and Blocker owns 32,293,793 of DMSH Units; and (ii) provide Clairvest Direct Seller and Prism the right to redeem their DMSH Units for cash or, at the Company’s option, the Company may acquire the DMSH Units in exchange for cash or shares of Class A Common Stock, subject to certain restrictions set forth therein.
•DMS Inc. issued 2.0 million Private Placement Warrants in exchange for previously held warrants in Leo, and an additional approximate 10.0 million Public Warrants were issued in exchange for the warrants offered and sold by Leo in its initial public offering. Refer to Note 10. Equity for a description of the Company’s warrants.
•DMS Inc. obtained $30.0 million in cash for working capital needs and $10.0 million to pay down outstanding indebtedness under the Monroe Capital Management Advisors (as administrative agent and lender) (the “Monroe Facility”).
•The Sellers exercised their right to convert the shares of Class C Common Stock into shares of Class A Common Stock, on a one-for-one basis, in accordance with the new Certificate of Incorporation (the “Conversion”).
•Prism and Clairvest Direct Seller continue to retain a significant continuing equity interest in the Company, representing 44% of the economic interests in DMSH and 44% of the voting interest in DMS Inc. (“non-controlling interest”).
•On October 22, 2020, as required by the post-closing working capital adjustment provisions of the Business Combination Agreement, (i) the Company issued (a) 98,783 total additional shares of Class A Common Stock to the Blocker Sellers and (b) 142,394 total additional shares of Class B Common Stock to Prism and Clairvest Direct Seller.
• In conjunction with the Business Combination, DMS Inc. and Blocker also entered into a Tax Receivable Agreement with the Sellers. Pursuant to the Tax Receivable Agreement, DMS Inc. is required to pay the Sellers (i) 85% of the amount of savings, if any, in U.S. federal, state and local income tax that DMS Inc. and Blocker actually realize as a result of (A) certain existing tax attributes of Blocker acquired in the Business Combination, and (B) increases in Blocker’s allocable share of the tax basis of the assets of DMS and certain other tax benefits related to the payment of the cash consideration pursuant to the Business Combination Agreement and any redemptions or exchanges of DMS Units for cash or Class A Common Stock after the Business Combination and (ii) 100% of certain refunds of pre-Closing taxes of DMSH and Blocker received during a taxable year beginning within two (2) years after the Closing. All such payments to the Sellers are the obligation of DMS Inc., and not that of DMSH. As a result of this agreement, the Company recorded a deferred tax asset and income tax receivable of $20.1 million and $199 thousand, respectively, with the offset as a long-term Tax Receivable Agreement liability of $16.3 million and Additional Paid-in Capital of $4.0 million in the consolidated balance sheets.

As of December 31, 2020, the total amount of liability under the Tax Receivable Agreement was $16.3 million, of which $510 thousand is current and included in Accrued expenses and other current liabilities on the consolidated balance sheet.

At December 31, 2020, there were (i) 32,392,576 shares of Class A Common Stock outstanding, (ii) 25,999,464 shares of Class B Common Stock outstanding, (iii) no shares of Class C Common Stock outstanding and (iv) 13,999,998 warrants to purchase Class A Common Stock outstanding.
In conjunction with the Business Combination, we incurred approximately $2.4 million of transaction expenses related to incentive bonuses and other acquisition related expenses, which were recorded as Acquisitions Costs in the consolidated statements of operations during the year ended December 31, 2020.